Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2010
Registrant Name	dei_EntityRegistrantName	SECURITY MID CAP GROWTH FUND
Central Index Key	dei_EntityCentralIndexKey	0000088676
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 10, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 10, 2011
SECURITY MID CAP GROWTH FUND (Prospectus Summary) | SECURITY MID CAP GROWTH FUND | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SECUX
SECURITY MID CAP GROWTH FUND (Prospectus Summary) | SECURITY MID CAP GROWTH FUND | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEUBX
SECURITY MID CAP GROWTH FUND (Prospectus Summary) | SECURITY MID CAP GROWTH FUND | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SUFCX